Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Loans, threshold for individual impairment testing	$ 250,000
Impairment charges	$ 0	$ 0
Bank Premises [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of premises and equipment	39 years
Furniture And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of premises and equipment	5 years
Core Deposit Intangible [Member]
Summary Of Significant Accounting Policies [Line Items]
Core deposit intangible assets estimated life	4 years 6 months
Minimum [Member] | Computer Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of premises and equipment	3 years
Maximum [Member] | Computer Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of premises and equipment	5 years
Maximum [Member] | Core Deposit Intangible [Member]
Summary Of Significant Accounting Policies [Line Items]
Core deposit intangible assets estimated life	10 years